UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30,

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 73.8%
	CONSUMER DISCRETIONARY - 9.3%
500,000	Ajisen China Holdings Ltd.	$571,834
520,000	Anta Sports Products Ltd.	600,851
500,000	China Lilang Ltd.	481,791
200,000	Golden Eagle Retail Group Ltd.	407,664
20,000	Home Inns & Hotels Management, Inc. - ADR*	515,400
900,000	SA SA International Holdings Ltd.	533,685
200,000	Sands China Ltd.*	467,935
300,000	Stella International Holdings Ltd.	670,325
100,000	Television Broadcasts Ltd.	545,490
		4,794,975

	CONSUMER STAPLES - 10.9%
600,000	Biostime International Holdings Ltd.	1,000,162
400,000	China Mengniu Dairy Co., Ltd.	1,223,874
288,000	China Resources Enterprise Ltd.	958,029
864,000	Lianhua Supermarket Holdings Co., Ltd. - H Shares	1,224,605
600,000	Wumart Stores, Inc. - H Shares	1,185,785
		5,592,455

	ENERGY - 5.9%
500,000	CNOOC Ltd.	803,946
1,060,000	Kunlun Energy Co., Ltd.	1,458,715
1,500,000	MIE Holdings Corp.	341,301
200,000	Yanzhou Coal Mining Co., Ltd. - H Shares	425,562
		3,029,524

	FINANCIALS - 8.4%
425,000	AIA Group Ltd.	1,203,572
490,000	BOC Hong Kong Holdings Ltd.	1,036,013
180,000	China Pacific Insurance Group Co., Ltd. - H Shares	518,767
490,427	Link REIT	1,549,455
		4,307,807

EP China Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011
(Unaudited) - Continued

Number
of Shares		Value
	HEALTH CARE - 6.1%
2,052,800	China Medical System Holdings Ltd.	$1,365,476
1,430,000	Lee's Pharmaceutical Holdings Ltd.	468,569
1	Sino Biopharmaceutical	-
2,660,000	Trauson Holdings Co., Ltd.	710,310
50,000	WuXi Pharma Tech, Inc. - ADR*	582,000
		3,126,355

	INDUSTRIALS - 5.0%
100,000	Airtac International Group	564,802
50,000	China Yuchai International Ltd.	729,000
914,000	Haitian International Holdings Ltd.	710,529
325,000	Zhuzhou CSR Times Electric Co., Ltd. - H Shares	536,800
		2,541,131

	INFORMATION TECHNOLOGY - 3.6%
300,000	AAC Acoustic Technologies Holdings, Inc.	643,304
500,000	Digital China Holdings Ltd.	654,455
15,000	Netease.com - ADR*	572,400
		1,870,159

	MATERIALS - 3.8%
2,700,000	China Forestry Holdings Co., Ltd.*^	544,341
2,061,000	Fufeng Group Ltd.	816,021
800,000	Yip's Chemical Holdings Ltd.	596,697
		1,957,059

	TELECOMMUNICATIONS - 9.1%
250,000	China Mobile Ltd.	2,443,823
1,100,000	China Unicom Hong Kong Ltd.	2,236,415
		4,680,238

	UTILITIES - 11.7%
335,000	Cheung Kong Infrastructure Holdings Ltd.	1,951,671
400,000	ENN Energy Holdings Ltd.	1,293,952
2,000,000	Guangdong Investment Ltd.	1,243,034
200,000	Power Assets Holdings Ltd.	1,530,182
		6,018,839

	TOTAL COMMON STOCKS
	(Cost $43,968,852)	37,918,542

EP China Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2011
(Unaudited) - Continued

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 26.1%
$13,397,631	UMB Money Market Fiduciary, 0.01%‡	$13,397,631

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,397,631)	13,397,631

	TOTAL INVESTMENTS - 99.9%
	(Cost $57,366,483)	51,316,173
	Other Assets less Liabilities - 0.1%	49,817
	TOTAL NET ASSETS - 100.0%	$51,365,990

*	Non-income producing security
^	Fair valued under procedures established by the Board of Trustees, represents 1.06% of Net Assets.
‡	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR - American Depository Receipts
REIT - Real Estate Investment Trust

		As a Percentage of
	Country Allocation	Total Net Assets
	China	31.8%
	Hong Kong	41.1%
	Macau	0.9%
	United States†	26.1%
	Total Investments	99.9%
	Other Assets less Liabilities	0.1%
	Total Net Assets	100.0%

†	Includes Short-Term Investments

See accompanying Notes to the Schedule of Investments.

EP China Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

Note 1 – Organization
The EP China Fund (formerly known as EPH China Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long term capital appreciation. The Fund commenced investment operations on July 31, 2009.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The fair value of a security held by the Fund may be determined using the services of third-party pricing vendor retained by the Fund or by the valuation committee, in either case subject to the Board of Trustees’ oversight.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

EP China Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited) - continued

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At September 30, 2011, the Fund had no forward contracts outstanding.

Note 3 – Federal Income Tax Information:
At September 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$57,383,340
Unrealized appreciation	$1,904,860
Unrealized depreciation	(7,971,935)
Net unrealized depreciation on investments and foreign currency translations	$(6,067,075)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At September 30, 2011, the Fund had no forward contracts outstanding.

Note 4  – Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

EP China Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited) - continued

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EP China Fund
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited) - continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Assets Table	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$515,400	$4,279,575	$-	$4,794,975
Consumer Staples	-	5,592,455	-	5,592,455
Energy	-	3,029,524	-	3,029,524
Financials	-	4,307,807	-	4,307,807
Health Care	1,947,476	1,178,879	-	3,126,355
Industrials	729,000	1,812,131	-	2,541,131
Information Technology	572,400	1,297,759	-	1,870,159
Materials	-	1,412,718	544,341	1,957,059
Telecommunication Services	-	4,680,238	-	4,680,238
Utilities	-	6,018,839	-	6,018,839
Short-Term Investments	13,397,631	-	-	13,397,631
Total Investments, at Value	17,161,907	33,609,925	544,341	51,316,173
Total Assets	$17,161,907	$33,609,925	$544,341	$51,316,173

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 06/30/11	$624,542	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(80,201)	-
Net purchase (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of 09/30/11	$544,341	$-

Note 5 – Derivatives and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any outstanding forward contracts as of September 30, 2011.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	November 28, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	November 28, 2011

* Print the name and title of each signing officer under his or her signature.